Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax liabilities:
Net deferred income tax liabilities	$ (23,164)	$ (19,034)
Property and equipment [Member]
Deferred income tax assets:
Property and equipment	292	258
Provision for reclamation liabilities [Member]
Deferred income tax assets:
Property and equipment	595	822
Financing costs [Member]
Deferred income tax assets:
Property and equipment	2,080	2,480
Non-capital loss carryforwards [Member]
Deferred income tax assets:
Property and equipment	33,098	28,664
Mineral interests [Member]
Deferred income tax liabilities:
Net deferred income tax liabilities	$ (59,229)	$ (51,258)